Quarterly Holdings Report
for
Fidelity® Mid Cap Value K6 Fund
April 30, 2022
MCVK6-NPRT1-0622
1.9883981.104
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.2%
Entertainment - 0.2%
Activision Blizzard, Inc.	896	67,738
Interactive Media & Services - 0.9%
Ziff Davis, Inc. (a)	3,445	304,400
Media - 2.1%
iHeartMedia, Inc. (a)	6,200	99,138
Interpublic Group of Companies, Inc.	7,649	249,510
Nexstar Broadcasting Group, Inc. Class A	1,639	259,650
Thryv Holdings, Inc. (a)	3,601	93,014
		701,312
TOTAL COMMUNICATION SERVICES		1,073,450
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 0.8%
Magna International, Inc. Class A	4,459	268,744
Diversified Consumer Services - 0.6%
Adtalem Global Education, Inc. (a)	6,278	184,008
Hotels, Restaurants & Leisure - 3.3%
Hilton Worldwide Holdings, Inc.	1,613	250,483
Light & Wonder, Inc. Class A (a)	2,400	134,544
MGM Resorts International	10,519	431,700
Travel+Leisure Co.	5,538	307,248
		1,123,975
Household Durables - 2.3%
Mohawk Industries, Inc. (a)	1,649	232,608
PulteGroup, Inc.	7,569	316,081
Tempur Sealy International, Inc.	8,656	234,664
		783,353
Multiline Retail - 1.0%
Dollar Tree, Inc. (a)	2,000	324,900
Specialty Retail - 1.5%
O'Reilly Automotive, Inc. (a)	149	90,376
Victoria's Secret & Co. (a)	3,537	166,663
Williams-Sonoma, Inc.	1,903	248,303
		505,342
TOTAL CONSUMER DISCRETIONARY		3,190,322
CONSUMER STAPLES - 4.9%
Beverages - 0.6%
Constellation Brands, Inc. Class A (sub. vtg.)	760	187,028
Food & Staples Retailing - 1.4%
Albertsons Companies, Inc.	6,400	200,192
Performance Food Group Co. (a)	5,815	286,389
		486,581
Food Products - 2.3%
Darling Ingredients, Inc. (a)	2,884	211,657
Lamb Weston Holdings, Inc.	2,156	142,512
Tyson Foods, Inc. Class A	4,502	419,406
		773,575
Household Products - 0.6%
The Clorox Co.	1,412	202,580
TOTAL CONSUMER STAPLES		1,649,764
ENERGY - 7.7%
Energy Equipment & Services - 0.8%
Halliburton Co.	7,599	270,676
Oil, Gas & Consumable Fuels - 6.9%
Antero Resources Corp. (a)	4,053	142,666
Cenovus Energy, Inc.	9,000	166,320
Cheniere Energy, Inc.	1,412	191,764
Devon Energy Corp.	2,629	152,929
Hess Corp.	4,743	488,861
HF Sinclair Corp. (a)	3,614	137,404
Occidental Petroleum Corp.	2,400	132,216
Ovintiv, Inc.	3,132	160,327
Phillips 66 Co.	4,018	348,602
Targa Resources Corp.	5,372	394,359
		2,315,448
TOTAL ENERGY		2,586,124
FINANCIALS - 15.1%
Banks - 2.9%
Citizens Financial Group, Inc.	9,172	361,377
M&T Bank Corp.	2,808	467,925
Popular, Inc.	1,752	136,638
		965,940
Capital Markets - 2.8%
Ares Management Corp.	4,172	276,270
Carlyle Group LP	5,853	212,405
State Street Corp.	5,063	339,069
Virtu Financial, Inc. Class A	3,555	102,668
		930,412
Consumer Finance - 1.0%
Synchrony Financial	9,302	342,407
Diversified Financial Services - 1.1%
Apollo Global Management, Inc.	7,608	378,574
Insurance - 5.8%
Allstate Corp.	1,279	161,845
Arthur J. Gallagher & Co.	2,554	430,323
Hartford Financial Services Group, Inc.	5,926	414,405
Markel Corp. (a)	228	308,548
MetLife, Inc.	4,554	299,107
Old Republic International Corp.	16,244	357,530
		1,971,758
Thrifts & Mortgage Finance - 1.5%
NMI Holdings, Inc. (a)	11,353	208,668
Walker & Dunlop, Inc.	2,482	297,244
		505,912
TOTAL FINANCIALS		5,095,003
HEALTH CARE - 7.3%
Biotechnology - 0.9%
Regeneron Pharmaceuticals, Inc. (a)	238	156,868
Vertex Pharmaceuticals, Inc. (a)	536	146,446
		303,314
Health Care Equipment & Supplies - 0.3%
Hologic, Inc. (a)	1,188	85,524
Health Care Providers & Services - 4.7%
AdaptHealth Corp. (a)	15,500	196,230
AmerisourceBergen Corp.	2,260	341,915
Cigna Corp.	757	186,812
DaVita HealthCare Partners, Inc. (a)	2,415	261,714
Molina Healthcare, Inc. (a)	977	306,241
Tenet Healthcare Corp. (a)	4,036	292,650
		1,585,562
Life Sciences Tools & Services - 0.7%
Bio-Rad Laboratories, Inc. Class A (a)	461	236,060
Pharmaceuticals - 0.7%
Jazz Pharmaceuticals PLC (a)	1,555	249,142
TOTAL HEALTH CARE		2,459,602
INDUSTRIALS - 14.2%
Building Products - 1.9%
Builders FirstSource, Inc. (a)	5,368	330,508
UFP Industries, Inc.	3,789	293,155
		623,663
Commercial Services & Supplies - 0.4%
The Brink's Co.	2,173	128,098
Construction & Engineering - 1.7%
EMCOR Group, Inc.	2,400	255,552
Willscot Mobile Mini Holdings (a)	8,740	306,774
		562,326
Electrical Equipment - 2.2%
Acuity Brands, Inc.	1,729	298,218
Eaton Corp. PLC	1,040	150,821
Regal Rexnord Corp.	2,317	294,815
		743,854
Machinery - 4.6%
Crane Co.	2,869	276,084
Dover Corp.	1,770	235,941
ITT, Inc.	2,375	166,773
Mueller Industries, Inc.	3,188	172,630
PACCAR, Inc.	5,535	459,682
Stanley Black & Decker, Inc.	2,000	240,300
		1,551,410
Professional Services - 1.2%
CACI International, Inc. Class A (a)	838	222,321
Manpower, Inc.	2,022	182,384
		404,705
Road & Rail - 1.5%
Knight-Swift Transportation Holdings, Inc. Class A	7,593	363,629
XPO Logistics, Inc. (a)	2,653	142,705
		506,334
Trading Companies & Distributors - 0.7%
MSC Industrial Direct Co., Inc. Class A	2,955	244,851
TOTAL INDUSTRIALS		4,765,241
INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 0.8%
Motorola Solutions, Inc.	1,179	251,941
Electronic Equipment & Components - 1.7%
Flex Ltd. (a)	12,900	212,721
TD SYNNEX Corp.	2,111	211,290
Vontier Corp.	6,316	161,816
		585,827
IT Services - 3.2%
Amdocs Ltd.	2,259	180,020
Concentrix Corp.	1,887	297,165
DXC Technology Co. (a)	10,291	295,352
Genpact Ltd.	5,676	228,573
Global Payments, Inc.	536	73,421
		1,074,531
Semiconductors & Semiconductor Equipment - 2.0%
GlobalFoundries, Inc.	579	30,276
Lam Research Corp.	702	326,964
Microchip Technology, Inc.	3,110	202,772
onsemi (a)	1,855	96,664
		656,676
Software - 1.0%
SS&C Technologies Holdings, Inc.	3,489	225,599
Telos Corp. (a)	15,926	124,064
		349,663
Technology Hardware, Storage & Peripherals - 0.2%
HP, Inc.	2,052	75,165
TOTAL INFORMATION TECHNOLOGY		2,993,803
MATERIALS - 8.7%
Chemicals - 5.0%
Celanese Corp. Class A	2,250	330,615
Corteva, Inc.	7,080	408,445
Eastman Chemical Co.	2,356	241,891
Element Solutions, Inc.	8,648	178,322
Huntsman Corp.	5,115	173,245
Olin Corp.	2,574	147,748
Tronox Holdings PLC	11,926	205,127
		1,685,393
Containers & Packaging - 1.3%
Ball Corp.	2,638	214,100
Berry Global Group, Inc. (a)	4,021	226,583
		440,683
Metals & Mining - 2.4%
Arconic Corp. (a)	9,100	228,956
Freeport-McMoRan, Inc.	6,995	283,647
Reliance Steel & Aluminum Co.	1,386	274,775
		787,378
TOTAL MATERIALS		2,913,454
REAL ESTATE - 11.7%
Equity Real Estate Investment Trusts (REITs) - 8.1%
PS Business Parks, Inc.	2,122	397,238
Public Storage	1,517	563,566
Sunstone Hotel Investors, Inc. (a)	38,271	468,820
Welltower, Inc.	14,268	1,295,674
		2,725,298
Real Estate Management & Development - 3.6%
CBRE Group, Inc.	4,600	381,984
Jones Lang LaSalle, Inc. (a)	2,621	573,291
WeWork, Inc. (a)(b)	37,063	259,812
		1,215,087
TOTAL REAL ESTATE		3,940,385
UTILITIES - 8.6%
Electric Utilities - 6.0%
American Electric Power Co., Inc.	4,949	490,495
Entergy Corp.	1,900	225,815
Evergy, Inc.	6,402	434,376
OGE Energy Corp.	10,098	390,591
PG&E Corp. (a)	38,875	491,769
		2,033,046
Gas Utilities - 0.6%
Brookfield Infrastructure Corp. A Shares	3,100	219,852
Independent Power and Renewable Electricity Producers - 2.0%
NextEra Energy Partners LP	6,425	428,291
The AES Corp.	11,300	230,746
		659,037
TOTAL UTILITIES		2,911,935
TOTAL COMMON STOCKS (Cost $31,782,556)		33,579,083

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (c)	70,778	70,792
Fidelity Securities Lending Cash Central Fund 0.32% (c)(d)	11,249	11,250
TOTAL MONEY MARKET FUNDS (Cost $82,042)		82,042

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $31,864,598)	33,661,125
NET OTHER ASSETS (LIABILITIES) - 0.0%	(10,543)
NET ASSETS - 100.0%	33,650,582

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	348,969	2,119,400	2,397,577	39	-	-	70,792	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	154,425	2,015,488	2,158,663	313	-	-	11,250	0.0%
Total	503,394	4,134,888	4,556,240	352	-	-	82,042

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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